Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 87.1%
Communication Services - 7.0%
Activision Blizzard, Inc.	34	$2,603
Alphabet, Inc. - Class A (a)	282	27,873
Alphabet, Inc. - Class C (a)	250	24,967
AT&T, Inc.	336	6,844
Charter Communications, Inc. - Class A (a)	5	1,922
Comcast Corp. - Class A	204	8,027
DISH Network Corp. - Class A (a)	12	173
Electronic Arts, Inc.	12	1,544
Fox Corp. - Class A	14	475
Fox Corp. - Class B	7	222
Live Nation Entertainment, Inc. (a)	7	563
Lumen Technologies, Inc.	45	236
Match Group, Inc. (a)	13	704
Meta Platforms, Inc. - Class A (a)	106	15,791
Netflix, Inc. (a)	21	7,431
News Corp. - Class B	6	123
News Corp. - Class A	18	365
Omnicom Group, Inc.	10	860
Paramount Global - Class B	24	556
Take-Two Interactive Software, Inc. (a)	7	793
The Interpublic Group of Cos., Inc.	18	656
T-Mobile US, Inc. (a)	28	4,181
Verizon Communications, Inc.	198	8,231
Walt Disney Co. (a)	86	9,330
Warner Bros Discovery, Inc. (a)	104	1,541
		126,011
Consumer Discretionary - 9.5%
Advance Auto Parts, Inc.	3	457
Amazon.com, Inc. (a)	419	43,211
Aptiv PLC (a)	13	1,470
AutoZone, Inc. (a)	1	2,439
Bath & Body Works, Inc.	11	506
Best Buy Co., Inc.	9	799
Booking Holdings, Inc. (a)	2	4,868
BorgWarner, Inc.	11	520
Caesars Entertainment, Inc. (a)	10	521
CarMax, Inc. (a)	7	493
Carnival Corp. (a)	47	509
Chipotle Mexican Grill, Inc. (a)	1	1,646
Darden Restaurants, Inc.	6	888
Dollar General Corp.	11	2,570
Dollar Tree, Inc. (a)	10	1,502
Domino's Pizza, Inc.	2	706
DR Horton, Inc.	15	1,480
eBay, Inc.	26	1,287
Etsy, Inc. (a)	6	826
Expedia Group, Inc. (a)	7	800
Ford Motor Co.	186	2,513
Garmin Ltd.	7	692
General Motors Co.	67	2,634
Genuine Parts Co.	7	1,175
Hasbro, Inc.	6	355
Hilton Worldwide Holdings, Inc.	13	1,886
Las Vegas Sands Corp. (a)	16	944
Lennar Corp. - Class A	12	1,229
LKQ Corp.	12	708
Lowe's Cos., Inc.	29	6,039
Marriott International, Inc.	13	2,264
McDonald's Corp.	35	9,359
MGM Resorts International	15	621
Mohawk Industries, Inc. (a)	2	240
Newell Brands, Inc.	18	287
NIKE, Inc. - Class B	59	7,512
Norwegian Cruise Line Holdings Ltd. (a)	20	304
O'Reilly Automotive, Inc. (a)	3	2,377
Pool Corp.	2	771
PulteGroup, Inc.	11	626
Ralph Lauren Corp.	2	248
Ross Stores, Inc.	16	1,891
Royal Caribbean Cruises Ltd. (a)	10	649
Starbucks Corp.	54	5,894
Tapestry, Inc.	11	501
Target Corp.	22	3,787
Tesla Motors, Inc. (a)	127	21,999
The Home Depot, Inc.	48	15,560
The TJX Cos., Inc.	55	4,502
Tractor Supply Co.	5	1,140
Ulta Beauty, Inc. (a)	2	1,028
VF Corp.	16	495
Whirlpool Corp.	3	467
Wynn Resorts Ltd. (a)	5	518
Yum! Brands, Inc.	13	1,697
		170,410
Consumer Staples - 6.1%
Altria Group, Inc.	85	3,829
Archer-Daniels-Midland Co.	26	2,154
Brown-Forman Corp. - Class B	9	599
Campbell Soup Co.	9	467
Church & Dwight Co., Inc.	12	970
Colgate-Palmolive Co.	39	2,907
Conagra Brands, Inc.	23	855
Constellation Brands, Inc. - Class A	8	1,852
Costco Wholesale Corp.	21	10,734
General Mills, Inc.	28	2,194
Hormel Foods Corp.	14	634
Kellogg Co.	12	823
Keurig Dr Pepper, Inc.	40	1,411
Kimberly-Clark Corp.	16	2,080
Lamb Weston Holdings, Inc.	7	699
McCormick & Co., Inc.	12	902
Molson Coors Brewing Co. - Class B	9	473
Mondelez International, Inc.	64	4,188
Monster Beverage Corp. (a)	18	1,874
PepsiCo, Inc.	65	11,116
Philip Morris International, Inc.	73	7,610
Sysco Corp.	24	1,859
The Clorox Co.	6	868
The Coca-Cola Co.	184	11,283
The Estee Lauder Cos., Inc. - Class A	11	3,048
The Hershey Co.	7	1,572
The JM Smucker Co.	5	764
The Kraft Heinz Co.	38	1,540
The Kroger Co.	31	1,384
The Procter & Gamble Co.	112	15,947
Tyson Foods, Inc. - Class A	14	921
Walgreens Boots Alliance, Inc.	34	1,253
Walmart, Inc.	67	9,639
		108,449
Energy - 4.5%
APA Corp.	15	665
Baker Hughes Co.	47	1,492
Chevron Corp.	84	14,618
ConocoPhillips	59	7,190
Coterra Energy, Inc.	37	926
Devon Energy Corp.	31	1,960
Diamondback Energy, Inc.	8	1,169
EOG Resources, Inc.	28	3,703
EQT Corp.	17	555
Exxon Mobil Corp.	194	22,506
Halliburton Co.	43	1,772
Hess Corp.	13	1,952
Kinder Morgan, Inc.	93	1,702
Marathon Oil Corp.	30	824
Marathon Petroleum Corp.	22	2,827
Occidental Petroleum Corp.	34	2,203
ONEOK, Inc.	21	1,438
Phillips 66	22	2,206
Pioneer Natural Resources Co.	11	2,534
Schlumberger Ltd.	67	3,818
Targa Resources Corp.	11	825
The Williams Cos., Inc.	57	1,838
Valero Energy Corp.	18	2,521
		81,244
Financials - 10.5%
Aflac, Inc.	27	1,985
American Express Co.	28	4,898
American International Group, Inc.	35	2,213
Ameriprise Financial, Inc.	5	1,751
Aon PLC	10	3,187
Arch Capital Group Ltd. (a)	17	1,094
Arthur J Gallagher & Co.	10	1,957
Assurant, Inc.	2	265
Bank of America Corp.	329	11,673
Berkshire Hathaway, Inc. - Class B (a)	85	26,479
BlackRock, Inc.	7	5,315
Brown & Brown, Inc.	11	644
Capital One Financial Corp.	18	2,142
Cboe Global Markets, Inc.	5	614
Chubb Ltd.	20	4,550
Cincinnati Financial Corp.	7	792
Citigroup, Inc.	91	4,752
Citizens Financial Group, Inc.	23	996
CME Group, Inc.	17	3,003
Comerica, Inc.	6	440
Discover Financial Services	13	1,518
Everest Re Group Ltd.	2	699
FactSet Research Systems, Inc.	2	846
Fifth Third Bancorp	32	1,161
First Republic Bank	9	1,268
Franklin Resources, Inc.	13	406
Globe Life, Inc.	4	483
Huntington Bancshares, Inc.	68	1,032
Intercontinental Exchange, Inc.	26	2,796
Invesco Ltd.	21	389
JPMorgan Chase & Co.	138	19,315
KeyCorp.	44	844
Lincoln National Corp.	7	248
Loews Corp.	9	553
M&T Bank Corp.	8	1,248
MarketAxess Holdings, Inc.	2	728
Marsh & McLennan Cos., Inc.	23	4,023
MetLife, Inc.	31	2,264
Moody's Corp.	7	2,259
Morgan Stanley	62	6,034
MSCI, Inc.	4	2,126
Nasdaq, Inc.	16	963
Northern Trust Corp.	10	970
Principal Financial Group, Inc.	11	1,018
Prudential Financial, Inc.	17	1,784
Raymond James Financial, Inc.	9	1,015
Regions Financial Corp.	44	1,036
S&P Global, Inc.	16	5,999
Signature Bank	3	387
State Street Corp.	17	1,553
SVB Financial Group (a)	3	907
Synchrony Financial	21	771
T Rowe Price Group, Inc.	11	1,281
The Allstate Corp.	13	1,670
The Bank of New York Mellon Corp.	35	1,770
The Charles Schwab Corp.	72	5,574
The Goldman Sachs Group, Inc.	16	5,853
The Hartford Financial Services Group, Inc.	15	1,164
The PNC Financial Services Group, Inc.	19	3,143
The Progressive Corp.	28	3,818
The Travelers Cos., Inc.	11	2,102
Truist Financial Corp.	63	3,112
US Bancorp	64	3,187
W R Berkley Corp.	10	701
Wells Fargo & Co.	180	8,437
Willis Towers Watson PLC	5	1,271
Zions Bancorp	7	372
		188,848
Health Care - 13.1%
Abbott Laboratories	82	9,065
AbbVie, Inc.	83	12,263
Agilent Technologies, Inc.	14	2,129
Align Technology, Inc. (a)	3	809
AmerisourceBergen Corp.	8	1,352
Amgen, Inc.	25	6,310
Baxter International, Inc.	24	1,097
Becton Dickinson and Co.	13	3,279
Biogen, Inc. (a)	7	2,036
Bio-Rad Laboratories, Inc. - Class A (a)	1	467
Bio-Techne Corp.	7	558
Boston Scientific Corp. (a)	68	3,145
Bristol-Myers Squibb Co.	100	7,265
Cardinal Health, Inc.	12	927
Catalent, Inc. (a)	8	428
Centene Corp. (a)	27	2,059
Charles River Laboratories International, Inc. (a)	2	487
Cigna Corp.	14	4,433
CVS Health Corp.	62	5,470
Danaher Corp.	31	8,196
DaVita, Inc. (a)	3	247
DENTSPLY SIRONA, Inc.	10	368
DexCom, Inc. (a)	18	1,928
Edwards Lifesciences Corp. (a)	29	2,224
Elevance Health, Inc.	11	5,500
Eli Lilly & Co.	37	12,734
GE HealthCare Technologies, Inc. (a)	17	1,182
Gilead Sciences, Inc.	59	4,952
HCA Healthcare, Inc.	10	2,551
Henry Schein, Inc. (a)	6	517
Hologic, Inc. (a)	12	976
Humana, Inc.	6	3,070
IDEXX Laboratories, Inc. (a)	4	1,922
Illumina, Inc. (a)	7	1,499
Incyte Corp. (a)	9	766
Intuitive Surgical, Inc. (a)	17	4,177
IQVIA Holdings, Inc. (a)	9	2,065
Johnson & Johnson	123	20,101
Laboratory Corp. of American Holdings	4	1,008
McKesson Corp.	7	2,651
Medtronic PLC	63	5,272
Merck & Co., Inc.	120	12,889
Mettler-Toledo International, Inc. (a)	1	1,533
Moderna, Inc. (a)	16	2,817
Molina Healthcare, Inc. (a)	3	936
Organon & Co.	12	362
PerkinElmer, Inc.	6	825
Pfizer, Inc.	265	11,702
Quest Diagnostics, Inc.	5	742
Regeneron Pharmaceuticals, Inc. (a)	5	3,792
ResMed, Inc.	7	1,599
STERIS PLC	5	1,033
Stryker Corp.	16	4,061
Teleflex, Inc.	2	487
The Cooper Cos., Inc.	2	698
Thermo Fisher Scientific, Inc.	19	10,836
UnitedHealth Group, Inc.	44	21,964
Universal Health Services, Inc. - Class B	3	445
Vertex Pharmaceuticals, Inc. (a)	12	3,877
Viatris, Inc.	57	693
Waters Corp. (a)	3	986
West Pharmaceutical Services, Inc.	3	797
Zimmer Biomet Holdings, Inc.	10	1,273
Zoetis, Inc.	22	3,641
		235,473
Industrials - 7.5%
3M Co.	26	2,992
A O Smith Corp.	6	406
Alaska Air Group, Inc. (a)	6	308
Allegion PLC	4	470
American Airlines Group, Inc. (a)	31	500
AMETEK, Inc.	11	1,594
Carrier Global Corp.	39	1,776
Caterpillar, Inc.	25	6,307
CH Robinson Worldwide, Inc.	6	601
Cintas Corp.	4	1,775
Copart, Inc. (a)	20	1,332
CoStar Group, Inc. (a)	19	1,480
CSX Corp.	99	3,061
Cummins, Inc.	7	1,747
Deere & Co.	13	5,497
Delta Air Lines, Inc. (a)	30	1,173
Dover Corp.	7	1,063
Eaton Corp. PLC	19	3,082
Emerson Electric Co.	28	2,526
Equifax, Inc.	6	1,333
Expeditors International of Washington, Inc.	8	865
Fastenal Co.	27	1,365
FedEx Corp.	11	2,132
Fortive Corp.	17	1,157
Generac Holdings, Inc. (a)	3	362
General Dynamics Corp.	11	2,564
General Electric Co.	52	4,185
Honeywell International, Inc.	32	6,671
Howmet Aerospace, Inc.	17	692
Huntington Ingalls Industries, Inc.	2	441
IDEX Corp.	4	959
Illinois Tool Works, Inc.	13	3,069
Ingersoll Rand, Inc.	19	1,064
Jacobs Solutions, Inc.	6	741
JB Hunt Trasport Services, Inc.	4	756
Johnson Controls International PLC	33	2,296
L3Harris Technologies, Inc.	9	1,933
Leidos Holdings, Inc.	6	593
Lockheed Martin Corp.	11	5,096
Masco Corp.	11	585
Nordson Corp.	3	730
Norfolk Southern Corp.	11	2,704
Northrop Grumman Corp.	7	3,136
Old Dominion Freight Line, Inc.	4	1,333
Otis Worldwide Corp.	20	1,645
PACCAR, Inc.	16	1,749
Parker-Hannifin Corp.	6	1,956
Pentair PLC	8	443
Quanta Services, Inc.	7	1,065
Raytheon Technologies Corp.	69	6,890
Republic Services, Inc.	10	1,248
Robert Half International, Inc.	5	420
Rockwell Automation, Inc.	5	1,410
Rollins, Inc.	11	400
Snap-On, Inc.	3	746
Southwest Airlines Co.	28	1,002
Stanley Black & Decker, Inc.	7	625
Textron, Inc.	10	729
The Boeing Co. (a)	26	5,538
Trane Technologies PLC	11	1,970
TransDigm Group, Inc.	2	1,436
Union Pacific Corp.	29	5,922
United Airlines Holdings, Inc. (a)	15	734
United Parcel Service, Inc. - Class B	34	6,298
United Rentals, Inc. (a)	3	1,323
Verisk Analytics, Inc.	7	1,273
W.W. Grainger, Inc.	2	1,179
Waste Management, Inc.	18	2,785
Westinghouse Air Brake Technologies Corp.	9	934
Xylem, Inc.	9	936
		135,108
Information Technology - 23.7%
Accenture PLC - Class A	30	8,372
Adobe, Inc. (a)	22	8,148
Advanced Micro Devices, Inc. (a)	76	5,711
Akamai Technologies, Inc. (a)	7	623
Amphenol Corp.	28	2,234
Analog Devices, Inc.	24	4,115
ANSYS, Inc. (a)	4	1,065
Apple, Inc.	706	101,869
Applied Materials, Inc.	41	4,571
Arista Networks, Inc. (a)	12	1,512
Autodesk, Inc. (a)	10	2,152
Automatic Data Processing, Inc.	20	4,516
Broadcom, Inc.	19	11,115
Broadridge Financial Solutions, Inc.	6	902
Cadence Design System, Inc. (a)	13	2,377
CDW Corp.	6	1,176
Ceridian HCM Holding, Inc. (a)	7	506
Cisco Systems, Inc.	194	9,442
Cognizant Technology Solutions Corp.	24	1,602
Corning, Inc.	36	1,246
DXC Technology Co. (a)	11	316
Enphase Energy, Inc. (a)	6	1,328
EPAM Systems, Inc. (a)	3	998
F5, Inc. (a)	3	443
Fidelity National Information Services, Inc.	28	2,101
First Solar, Inc. (a)	5	888
Fiserv, Inc. (a)	30	3,200
FleetCor Technologies, Inc. (a)	3	626
Fortinet, Inc. (a)	31	1,623
Gartner, Inc. (a)	4	1,353
Gen Digital, Inc.	27	621
Global Payments, Inc.	13	1,465
Hewlett Packard Enterprise Co.	61	984
HP, Inc.	42	1,224
Intel Corp.	195	5,511
International Business Machines Corp.	43	5,793
Intuit, Inc.	13	5,495
Jack Henry & Associates, Inc.	3	540
Juniper Networks, Inc.	15	485
Keysight Technologies, Inc. (a)	8	1,435
KLA Corp.	7	2,747
Lam Research Corp.	6	3,001
MasterCard, Inc. - Class A	40	14,824
Microchip Technology, Inc.	26	2,018
Micron Technology, Inc.	51	3,075
Microsoft Corp.	352	87,229
Monolithic Power Systems, Inc.	2	853
Motorola Solutions, Inc.	8	2,056
NetApp, Inc.	10	662
NVIDIA Corp.	118	23,054
NXP Semiconductors NV	12	2,212
ON Semiconductor Corp. (a)	20	1,469
Oracle Corp.	73	6,458
Paychex, Inc.	15	1,738
Paycom Software, Inc. (a)	2	648
PayPal Holdings, Inc. (a)	54	4,401
PTC, Inc. (a)	5	674
Qorvo, Inc. (a)	5	543
QUALCOMM, Inc.	53	7,060
Roper Technologies, Inc.	5	2,134
salesforce.com, Inc. (a)	47	7,895
Seagate Technology Holdings PLC	9	610
ServiceNow, Inc. (a)	10	4,551
Skyworks Solutions, Inc.	8	877
SolarEdge Technologies, Inc. (a)	3	957
Synopsys, Inc. (a)	7	2,476
TE Connectivity Ltd.	15	1,907
Teledyne Technologies, Inc. (a)	2	849
Teradyne, Inc.	7	712
Texas Instruments, Inc.	43	7,620
Trimble, Inc. (a)	12	697
Tyler Technologies, Inc. (a)	2	646
VeriSign, Inc. (a)	4	872
Visa, Inc. - Class A	77	17,726
Western Digital Corp. (a)	15	659
Zebra Technologies Corp. (a)	2	632
		426,225
Materials - 2.5%
Air Products & Chemicals, Inc.	10	3,205
Albemarle Corp.	6	1,689
Amcor PLC	70	844
Avery Dennison Corp.	4	758
Ball Corp.	15	874
Celanese Corp.	5	616
CF Industries Holdings, Inc.	9	762
Corteva, Inc.	34	2,191
Dow, Inc.	33	1,959
DuPont de Nemours, Inc.	23	1,701
Eastman Chemical Co.	6	529
Ecolab, Inc.	12	1,858
FMC Corp.	6	799
Freeport-McMoRan, Inc.	67	2,990
International Flavors & Fragrances, Inc.	12	1,349
International Paper Co.	17	711
Linde PLC	23	7,612
LyondellBasell Industries NV	12	1,160
Martin Marietta Materials, Inc.	3	1,079
Mosaic Co.	16	793
Newmont Goldcorp Corp.	37	1,958
Nucor Corp.	12	2,028
Packaging Corp. of America	4	571
PPG Industries, Inc.	11	1,434
Sealed Air Corp.	7	383
Steel Dynamics, Inc.	8	965
The Sherwin-Williams Co.	11	2,602
Vulcan Materials Co.	6	1,100
Westrock Co.	12	471
		44,991
Real Estate - 0.1%
CBRE Group, Inc. (a)	15	1,283
Healthpeak Properties, Inc.	25	687
		1,970
Utilities - 2.6%
Alliant Energy Corp.	12	648
Ameren Corp.	12	1,043
American Electric Power Co., Inc.	24	2,255
American Water Works Co., Inc.	9	1,408
Atmos Energy Corp.	7	823
CenterPoint Energy, Inc.	30	904
CMS Energy Corp.	14	885
Consolidated Edison, Inc.	17	1,620
Constellation Energy Corp.	15	1,280
Dominion Energy, Inc.	39	2,482
DTE Energy Co.	9	1,047
Duke Energy Corp.	36	3,688
Edison International	18	1,240
Entergy Corp.	10	1,083
Evergy, Inc.	11	689
Eversource Energy	16	1,317
Exelon Corp.	47	1,983
FirstEnergy Corp.	26	1,065
NextEra Energy, Inc.	94	7,015
NiSource, Inc.	19	527
NRG Energy, Inc.	11	377
PG&E Corp. (a)	76	1,208
Pinnacle West Capital Corp.	5	373
PPL Corp.	35	1,036
Public Service Enterprise Group, Inc.	24	1,486
Sempra Energy	15	2,405
The AES Corp.	32	877
The Southern Co.	51	3,452
WEC Energy Group, Inc.	15	1,410
Xcel Energy, Inc.	26	1,788
		47,414
TOTAL COMMON STOCKS (Cost $1,750,975)		1,566,143

REAL ESTATE INVESTMENT TRUSTS - 2.4%
Alexandria Real Estate Equities, Inc.	7	1,125
American Tower Corp.	22	4,915
AvalonBay Communities, Inc.	7	1,242
Boston Properties, Inc.	7	522
Camden Property Trust	5	616
Crown Castle, Inc.	20	2,962
Digital Realty Trust, Inc.	14	1,605
Equinix, Inc.	4	2,953
Equity Residential	16	1,018
Essex Property Trust, Inc.	3	678
Extra Space Storage, Inc.	6	947
Federal Realty Investment Trust	3	335
Host Hotels & Resorts, Inc.	34	641
Invitation Homes, Inc.	27	877
Iron Mountain, Inc.	14	764
Kimco Realty Corp.	29	651
Mid-America Apartment Communities, Inc.	5	834
Prologis, Inc.	44	5,688
Public Storage	7	2,130
Realty Income Corp.	30	2,035
Regency Centers Corp.	7	467
SBA Communications Corp.	5	1,488
Simon Property Group, Inc.	15	1,927
UDR, Inc.	14	596
Ventas, Inc.	19	984
VICI Properties, Inc.	45	1,538
Welltower, Inc.	22	1,651
Weyerhaeuser Co.	35	1,205
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $49,183)		42,394
	Principal Amount
SHORT-TERM INVESTMENTS - 4.2%
Money Market Deposit Accounts - 4.2%
U.S. Bank Money Market Deposit Account 3.300% (b)	$74,978	74,978
TOTAL SHORT-TERM INVESTMENTS (Cost $74,978)		74,978

Total Investments (Cost $1,875,136) - 93.7%		1,683,515
Other Assets in Excess of Liabilities - 6.3%		112,513
TOTAL NET ASSETS - 100.0%		$1,796,028

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Schedule of Open Futures Contracts January 31, 2023 (Unaudited)
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
4	Lo	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	$ 67,750	$ 2,961
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	66,350	(514)
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/19/2025	65,050	2,836
					$ 5,283

(a) Exchange traded.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,566,143	$ -	$ -	$ -	$ 1,566,143
Real Estate Investment Trusts	42,394	-	-	-	42,394
Short-Term Investments	74,978	-	-	-	74,978
Total Investments in Securities	$ 1,683,515	$ -	$ -	$ -	$ 1,683,515

Other Financial Instruments (a)
Futures Contracts	$ 5,283	$ -	$ -	$ -	$ 5,283

^ See the Schedules of Investments for sector breakouts.

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.